NOTE 13 - SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
NOTE 13 - SUBSEQUENT EVENTS

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements and noted the following events requiring disclosure:

Employment Agreements

On April 20, 2022, our board of directors approved amended and restated employment agreements in favor of our Chief Executive Officer, Rik Willard, and our Chief Commercial Officer, Steven Saunders. Since that time, however, the parties to the transaction, in consultation with tax and other professionals, have tabled formal execution of the agreements to work out specific issues. The board will revisit the compensation arrangements with management, and agreements are expected to be executed and filed as appropriate with the SEC upon completion.

GHS Investments, LLC

On April 22, 2022, the Company issued a second tranche of 200 of its Series C Convertible Preferred Stock to GHS Investments, LLC (“GHS”) and issued 562,149 warrants, as per the Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS, dated March 4, 2022, whereby GHS agreed to purchase, in tranches, up to $700,000 of the Company’s Series C Convertible Preferred Stock in exchange for 700 shares of Series C Convertible Preferred Stock. GHS holds 535 of the Company’s Series C Convertible Preferred Stock.

Related Party Loan

In February 2022, agreement was reached with a minority shareholder to extend repayment of the outstanding loan amount received by the Company in the fourth quarter of 2021 of $81,162 to April 30, 2022, with no penalties (see Note 9). The outstanding amount at March 31, 2022 of $28,613 was repaid in April 2022.

NOTE 13 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of these consolidated financial statements and noted the following events requiring disclosure:

Corporate Governance

On January 29, 2022, the Company dismissed Ms. Neeta Shah as our Chief Financial Officer. There was no known disagreement with Ms. Shaw on any matter relating to our operations, policies or practices.

On January 31, 2022, our Board of Directors appointed Ms. Virginia Mackin as our interim Chief Financial Officer. Ms. Mackin has acted as our Financial Controller. We have compensated her in this role with an annual salary of $60,000 USD, which will increase to $100,000 USD in April 2022.

White Lion Capital LLC

On February 1, 2022, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) with White Lion Capital LLC (“White Lion”). Pursuant to the Purchase Agreement, the Company has the right, but not the obligation to cause White Lion to purchase up to $10 million (the “Commitment Amount”) of our common stock shares during the period beginning on February 1, 2022 and ending on the earlier of (i) the date on which White Lion has purchased a number of our common stock shares pursuant to the Purchase Agreement equal to the Commitment Amount or (ii) December 31, 2022, 90% of the lowest daily VWAP of the Company’s common stock during the “ the five (5) Business days prior to the closing date

The Company has agreed to issue 103,000 shares of Common Stock to the White Lion in consideration for entering into the Purchase Agreement. If the Company fails to issue $3,000,000 in shares by December 31, 2022, White Lion shall be entitled to another 103,000 commitment shares. The shares were issued to White Lion on February 2, 2022.

On February 1, 2022, the Company entered into a Registration Rights Agreement with White Lion. The Company agreed to use all reasonable efforts to register, and keep registered, for resale, 25,000,000 shares issued pursuant to the Purchase Agreement with the Securities and Exchange Commission and agreed to file within twenty (20) business days from the date of execution, covering the resale of the shares issued pursuant to the Purchase Agreement. The Company agreed to cover all of the expenses incurred in connection with such registration.

On February 4, 2022, the Company entered into a $20,000 Promissory Note with White Lion. The Promissory Note is non-interest bearing and repayable on May 1, 2022. The Company received $15,000, net of $5,000 issue discount.

On March 22, 2022 the Company entered into a Termination and Release Agreement with White Lion to extinguish the Common Stock Purchase Agreement and Registration Rights Agreement in exchange for the issuance of 103,000 shares of common stock to White Lion and a right to register 206,000 shares of common stock held by White Lion.

On March 22, 2022, the Company issued 103,000 shares of common stock in settlement of the Termination and Release Agreement.

Series C Convertible Preferred Stock Designation

On or about March 4, 2022, the Company filed a Certificate of Designation with the Wyoming Secretary of State, which established 2,000 shares of the Company’s Series C Convertible Preferred Stock, Stated Value $1,200 per share.

The Company has the right to redeem the Series C Convertible Preferred Stock, in accordance with the following schedule:

•	If all of the Series C Convertible Preferred Stock are redeemed within 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days’ of written notice at a price equal to 115% of the Stated Value together with any accrued but unpaid dividends.
•
If all of the Series C Convertible Preferred Stock are redeemed after 90 calendar days from the issuance date thereof, the Company shall have the right to redeem the Series C Convertible Preferred Stock upon three business days of written notice at a price equal to 120% of the Stated Value together with any accrued but unpaid dividends; and

•	The Company shall pay a dividend of 8% per annum on the Series C Convertible Preferred Stock. Dividends shall be paid quarterly, and at the Company’s discretion, in cash or Series C Convertible Preferred Stock. Dividend shall be deemed to accrue from the date of issuance of the Series C Convertible Preferred Stock whether or not earned or declared and whether or not there are profits, surplus or other funds of the Company legally available for the payment of dividends.

The Series C Convertible Preferred Stock will vote together with the common stock on an as-converted basis subject to the Beneficial Ownership Limitations (as set forth in the Certificate of Designation).

Each share of the Series C Convertible Preferred Stock is convertible, at any time and from time to time from and after the issuance at the option of the Holder thereof, into that number of shares of Common Stock (subject to Beneficial Ownership Limitations) determined by dividing the Stated Value of such share by the Conversion Price.

GHS Investments, LLC

On March 4, 2022, the Company entered into a Securities Purchase Agreement (the “GHS Securities Purchase Agreement”) with GHS Investments, LLC (“GHS”), whereby GHS agreed to purchase, in tranches, up to $700,000 of the Company’s Series C Convertible Preferred Stock in exchange for 700 shares of Series C Convertible Preferred Stock. The first tranche, promptly upon execution of the Securities Purchase Agreement, was for the purchase of 300 shares of Series C Convertible Preferred Stock for $300,000. The remaining tranches of shares shall occur so long as certain conditions are met as described in the GHS Securities Purchase Agreement.

On March 4, 2022, the Company issued to GHS the first tranche of 300 shares of Series C Convertible Preferred Stock, as well as commitment shares of 35 shares of Series C Convertible Preferred Stock and a warrant (the “GHS Warrant”) to purchase 75% of the number of shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock (the “GHS Warrant Shares”). The Company has agreed to register the shares of common stock issuable pursuant to the conversion of the Series C Convertible Preferred Stock and the GHS Warrant Shares.

On March 9, 2022, the Company entered into an Equity Financing Agreement (“Financing Agreement”) and Registration Rights Agreement (“Registration Rights Agreement”) with GHS. Under the terms of the Financing Agreement, GHS agreed to provide the Company with up to $15,000,000 upon effectiveness of a registration statement on Form S-1 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission.

Following effectiveness of the Registration Statement, the Company shall have the discretion to deliver puts to GHS and GHS will be obligated to purchase shares of the Company’s common stock, based on the investment amount specified in each put notice. The maximum amount that the Company shall be entitled to put to GHS in each put notice shall not exceed 250% of the average daily trading dollar volume of the Company’s Common Stock during the ten trading days preceding the put, in an amount equaling less than $10,000 or greater than $1,000,000. Pursuant to the Financing Agreement, GHS and its affiliates will not be permitted to purchase and the Company may not put shares of the Company’s Common Stock to GHS that would result in GHS’s beneficial ownership equaling more than 4.99% of the Company’s outstanding Common Stock. The price of each put share shall be equal to 80% of the Market Price (as defined in the Financing Agreement). Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the Purchase price shall mean 90% of the Market Price, subject to a floor of $.01 per share. Puts may be delivered by the Company to GHS until the earlier of 24 months from the date of the Financing Agreement or the date on which GHS has purchased an aggregate of $15,000,000 worth of Common Stock under the terms of the Financing Agreement.

Additionally, concurrently with the execution of definitive agreements on March 9, 2022, the Company issued 587,039 common shares to GHS representing a dollar value equal to 1.0% of the Commitment Amount (the “Commitment Shares”). The Commitment Shares shall be calculated at the applicable Purchase Price on the trading day immediately preceding the execution of definitive agreements.

Proactive Capital Partners LP

On March 9, 2022, the Company entered a Securities Purchase Agreement with Proactive Capital Partners LP (“Proactive”), whereby Proactive agreed to purchase 160 shares of Series C Preferred Stock for $160,000.

The Company agreed to issue Proactive commitment shares of 8 shares of Series C Convertible Preferred Stock and a warrant (the “Warrant”) to purchase 75% of the number of shares of common stock issuable upon conversion of the Series C Convertible Preferred Stock (the “Warrant Shares”). The Company has agreed to register the shares of common stock issuable pursuant to the conversion of the Series C Convertible Preferred Stock and the Warrant Shares.

On March 10, 2022 the Company issued 168 shares of Series C Convertible Preferred stock to Proactive Capital Partners LP as per the Securities Purchase Agreement.

Shares Issued for Services

On February 23, 2022, the Company issued 147,960 shares of common stock to Matthew Loeb, in consideration of $75,460 in services rendered in his capacity as Chair of the Executive Board of the Company.

On March 17, 2022, the Company issued 19,250 shares for $8,855 in Investor relation services, as per the contract signed July 1, 2021.